Nature of the Business and Basis of Presentation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended	0 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Jun. 24, 2014	Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity incorporation date	Nov. 22, 2005	Nov. 22, 2005
Accumulated deficit	$ (94,454)	$ (68,907)		$ (54,880)
Net proceeds from initial public offering	102,672
Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Net proceeds from initial public offering		35,000
Common Stock [Member] | IPO [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Net proceeds from initial public offering			102,672
Initial public offering, common stock issued, shares			6,900,000
Initial public offering, common stock issued per share			$ 16.00
Offering costs incurred			$ 2,508